SUBSEQUENT EVENTS - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subsequent Event [Line Items]
Goodwill, Acquired During Period			$ 1,500,000
Iberville Bank [Member]
Subsequent Event [Line Items]
Business Combination, Acquisition Related Costs		$ 193,000
Gulf Coast Community Bank [Member]
Subsequent Event [Line Items]
Business Combination, Acquisition Related Costs		$ 328,000
Subsequent Event [Member] | Iberville Bank [Member]
Subsequent Event [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
Payments to Acquire Businesses, Gross	$ 31,100,000
Escrow Deposit	2,500,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net	269,400,000
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Liabilities Deposits	243,600,000
Business Combination, Step Acquisition, Equity Interest in Acquiree, Fair Value	22,400,000
Goodwill, Acquired During Period	4,200,000
Business Acquisition Purchase Price Allocation Loans Receivable	149,400,000
Business Combination Recognized Assets Acquired and Liabilities Assumed, Discount on Loans Acquired	900,000
Business Combination Fair Value Adjustments Loans	147,300,000
Subsequent Event [Member] | Iberville Bank [Member] | Core Deposits [Member]
Subsequent Event [Line Items]
Finite-lived Intangible Assets Acquired	$ 3,200,000
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	10 years
Subsequent Event [Member] | Gulf Coast Community Bank [Member]
Subsequent Event [Line Items]
Payments to Acquire Businesses, Gross	$ 2,300,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net	121,900,000
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Liabilities Deposits	111,900,000
Goodwill, Acquired During Period	1,700,000
Business Acquisition Purchase Price Allocation Loans Receivable	91,000,000
Business Combination Recognized Assets Acquired and Liabilities Assumed, Discount on Loans Acquired	2,200,000
Business Combination Fair Value Adjustments Loans	88,100,000
Subsequent Event [Member] | Gulf Coast Community Bank [Member] | Core Deposits [Member]
Subsequent Event [Line Items]
Finite-lived Intangible Assets Acquired	$ 800,000
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	10 years